Subsequent Events - Acquisitions - Water Pipeline Company (Details) - Water Pipeline Company $ in Millions	Apr. 24, 2018 USD ($)
Business Acquisition
Ownership interest acquired	18.375%
Total consideration to acquire additional interest	$ 4.0